Fees Summary	Jul. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 86,250,000
Previously Paid Amount
Total Fee Amount	13,204.88
Total Offset Amount
Net Fee	$ 13,204.88